CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ (229)	$ (885)	$ (266)
Lease Interest expense (Note 24)	(4,231)	(9,144)	(7,120)
Interest expense on loans and debentures (Note 24)	(25,913)	(22,063)	(12,464)
Finance cost on post-employment benefit (Note 24)	(2,487)	(1,045)	(1,032)
Derivative fee (Note 24)		(13,522)
Loss on settlement of liability with equity instruments (Note 24)	(8,763)
Profit (loss)
IfrsStatementLineItems [Line Items]
Deferred and current income tax expense	131,213	82,691	6,426
Depreciation and amortization	70,952	62,732	48,528
Accretion expense (Note 24)	5,090	5,972	4,954
Lease Interest expense (Note 24)	4,231	9,144	7,120
Interest expense on loans and debentures (Note 24)	25,913	22,063	12,464
Finance cost on post-employment benefit (Note 24)	2,487	1,045	1,873
Unrealized loss on derivatives gold collars (Note 24)	281,489	80,241	25,683
Loss on other derivatives (Note 24)	5,997	4,707	2,888
Foreign exchange (gain) loss (Note 24)	8,976	12,268	56
Derivative fee (Note 24)		13,522
Change in fair value in liability measured at fair value	12,716	(719)
Share-based payment expense (Note 22)	2,201	186	287
(Gain) on fair value change of Serrote Promissory Note	(318)	(1,253)	(3,468)
Loss on settlement of liability with equity instruments (Note 24)	8,763
(Gain) on Joint Venture acquisition (Note 5)			(5,505)
Loss on disposal of assets (Note 11)	1,669	4,888	724
Other non-cash items	9,378	7,447	1,637
Total	$ 570,757	$ 304,934	$ 103,667